FINANCING RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCING RECEIVABLES
Accrued interest receivable	¥ 39	¥ 3,500
Accrued interest receivable, net of allowance	¥ 200	¥ 1,200
Financing Receivable, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Financing Receivable and Net Investment in Lease, Current, after Allowance for Credit Loss	Financing Receivable and Net Investment in Lease, Current, after Allowance for Credit Loss
Current year net provision	¥ 100,498	¥ 32,833	¥ 38,600